CONTINGENT AND COMMITMENTS (Details Narrative) - JS Barkats PLLC [Member] - USD ($) $ in Thousands	Oct. 26, 2016	Apr. 23, 2012
Loss Contingencies [Line Items]
Legal fees		$ 428
Legal fees including interest		$ 652
Value of transferring or dissipating assets	$ 652